OTHER ASSETS AND OTHER LIABILITIES - Schedule of Fair Value of Derivatives Held For Trading Classified by Contractual Maturity (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of Other Assets and Other Liabilities [Line Items]
Total assets	S/ 1,231,900	S/ 904,800
Total liabilities	1,047,900	819,500
Receivables from derivatives
Disclosure of Other Assets and Other Liabilities [Line Items]
Total assets	1,220,374	842,213
Total liabilities	1,030,999	803,012
Foreign currency forwards
Disclosure of Other Assets and Other Liabilities [Line Items]
Total assets	546,954	161,495
Total liabilities	283,787	210,947
Interest rate swaps
Disclosure of Other Assets and Other Liabilities [Line Items]
Total assets	444,343	456,575
Total liabilities	396,355	352,677
Currency swaps
Disclosure of Other Assets and Other Liabilities [Line Items]
Total assets	223,448	219,648
Total liabilities	346,591	230,848
Foreign exchange options
Disclosure of Other Assets and Other Liabilities [Line Items]
Total assets	5,532	3,018
Total liabilities	4,263	8,420
Futures
Disclosure of Other Assets and Other Liabilities [Line Items]
Total assets	97	1,477
Total liabilities	3	120
Up to 3 months | Receivables from derivatives
Disclosure of Other Assets and Other Liabilities [Line Items]
Total assets	390,357	174,930
Total liabilities	296,973	192,257
Up to 3 months | Foreign currency forwards
Disclosure of Other Assets and Other Liabilities [Line Items]
Total assets	349,599	106,414
Total liabilities	167,894	141,078
Up to 3 months | Interest rate swaps
Disclosure of Other Assets and Other Liabilities [Line Items]
Total assets	32,636	22,151
Total liabilities	25,645	21,591
Up to 3 months | Currency swaps
Disclosure of Other Assets and Other Liabilities [Line Items]
Total assets	5,077	43,713
Total liabilities	101,725	26,293
Up to 3 months | Foreign exchange options
Disclosure of Other Assets and Other Liabilities [Line Items]
Total assets	2,948	1,175
Total liabilities	1,706	3,175
Up to 3 months | Futures
Disclosure of Other Assets and Other Liabilities [Line Items]
Total assets	97	1,477
Total liabilities	3	120
From 3 months to 1 year | Receivables from derivatives
Disclosure of Other Assets and Other Liabilities [Line Items]
Total assets	275,275	120,639
Total liabilities	201,480	147,481
From 3 months to 1 year | Foreign currency forwards
Disclosure of Other Assets and Other Liabilities [Line Items]
Total assets	196,334	53,498
Total liabilities	111,108	67,531
From 3 months to 1 year | Interest rate swaps
Disclosure of Other Assets and Other Liabilities [Line Items]
Total assets	30,009	33,774
Total liabilities	23,324	50,376
From 3 months to 1 year | Currency swaps
Disclosure of Other Assets and Other Liabilities [Line Items]
Total assets	46,348	31,998
Total liabilities	64,491	25,499
From 3 months to 1 year | Foreign exchange options
Disclosure of Other Assets and Other Liabilities [Line Items]
Total assets	2,584	1,369
Total liabilities	2,557	4,075
From 3 months to 1 year | Futures
Disclosure of Other Assets and Other Liabilities [Line Items]
Total assets	0	0
Total liabilities	0	0
From 1 to 3 years | Receivables from derivatives
Disclosure of Other Assets and Other Liabilities [Line Items]
Total assets	199,147	216,017
Total liabilities	153,681	171,345
From 1 to 3 years | Foreign currency forwards
Disclosure of Other Assets and Other Liabilities [Line Items]
Total assets	1,021	1,583
Total liabilities	4,785	2,338
From 1 to 3 years | Interest rate swaps
Disclosure of Other Assets and Other Liabilities [Line Items]
Total assets	99,905	141,134
Total liabilities	60,152	88,792
From 1 to 3 years | Currency swaps
Disclosure of Other Assets and Other Liabilities [Line Items]
Total assets	98,221	72,826
Total liabilities	88,744	79,045
From 1 to 3 years | Foreign exchange options
Disclosure of Other Assets and Other Liabilities [Line Items]
Total assets	0	474
Total liabilities	0	1,170
From 1 to 3 years | Futures
Disclosure of Other Assets and Other Liabilities [Line Items]
Total assets	0	0
Total liabilities	0	0
From 3 to 5 years | Receivables from derivatives
Disclosure of Other Assets and Other Liabilities [Line Items]
Total assets	122,158	138,369
Total liabilities	138,688	101,822
From 3 to 5 years | Foreign currency forwards
Disclosure of Other Assets and Other Liabilities [Line Items]
Total assets	0	0
Total liabilities	0	0
From 3 to 5 years | Interest rate swaps
Disclosure of Other Assets and Other Liabilities [Line Items]
Total assets	78,043	82,228
Total liabilities	87,809	29,965
From 3 to 5 years | Currency swaps
Disclosure of Other Assets and Other Liabilities [Line Items]
Total assets	44,115	56,141
Total liabilities	50,879	71,857
From 3 to 5 years | Foreign exchange options
Disclosure of Other Assets and Other Liabilities [Line Items]
Total assets	0	0
Total liabilities	0	0
From 3 to 5 years | Futures
Disclosure of Other Assets and Other Liabilities [Line Items]
Total assets	0	0
Total liabilities	0	0
Over 5 years | Receivables from derivatives
Disclosure of Other Assets and Other Liabilities [Line Items]
Total assets	233,437	192,258
Total liabilities	240,177	190,107
Over 5 years | Foreign currency forwards
Disclosure of Other Assets and Other Liabilities [Line Items]
Total assets	0	0
Total liabilities	0	0
Over 5 years | Interest rate swaps
Disclosure of Other Assets and Other Liabilities [Line Items]
Total assets	203,750	177,288
Total liabilities	199,425	161,953
Over 5 years | Currency swaps
Disclosure of Other Assets and Other Liabilities [Line Items]
Total assets	29,687	14,970
Total liabilities	40,752	28,154
Over 5 years | Foreign exchange options
Disclosure of Other Assets and Other Liabilities [Line Items]
Total assets	0	0
Total liabilities	0	0
Over 5 years | Futures
Disclosure of Other Assets and Other Liabilities [Line Items]
Total assets	0	0
Total liabilities	S/ 0	S/ 0